Note 10 - Net Income (Loss) Per Share - Computations for Basic and Diluted Net Income (Loss) Per Share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Net income (loss) for the year	$ (753,437)	$ 11,752,931
Weighted average number of shares outstanding – basic (in shares)	59,065,118	57,624,420
Basic and diluted net income (loss) per share (note 10) (in CAD per share)	$ (0.01)	$ 0.20
Diluted weighted average number of shares outstanding (in shares)	59,065,118	58,995,993
Net income (loss) per share – diluted (in CAD per share)	$ (0.01)	$ 0.20
Stock options, DSUs, and RSUs (in shares)	5,645,525	2,297,512
Options [member]
Statement Line Items [Line Items]
Dilutive effect (in shares)	0	739,172
DSUs [member]
Statement Line Items [Line Items]
Dilutive effect (in shares)	0	305,415
RSU's [member]
Statement Line Items [Line Items]
Dilutive effect (in shares)	0	326,986